Installment Loans (Contractual Maturities of Installment Loans Except Purchased Loans) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Debt Disclosure [Abstract]
2027	¥ 646,672
2028	418,347
2029	377,563
2030	268,642
2031	274,552
Thereafter	2,171,592
Total	¥ 4,157,368